SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years
Computers and peripheral equipment	3
Office furniture and equipment	5-7
Lease improvements	The shorter of the lease term or the useful life of the asset
Property and equipment consist of the following:

	December 31,
	2021	2020
Cost:
Software development costs	$2,594	$—
Computers and peripheral equipment	1,779	1,260
Office furniture and equipment	661	633
Leasehold improvements	2,164	2,162
	7,198	4,055
Accumulated depreciation	(2,358)	(1,730)
Depreciated cost	$4,840	$2,325

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table present information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Money market funds	$4,515	$—	$—
Liabilities:
Warrants liability	$3,510	$—	$15,462

	December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Money market funds	$9,009	$—	$—
Liabilities:
Warrants liability	$—	$—	$499

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The change in the fair value of the Level 3 warrant liability is summarized below:

	December 31,
	2021	2020	2019
Beginning of the year	$499	$413	389
Additions*	18,427	—	—
Change in fair value	1,616	86	24
Conversion of Legacy Innovid Warrants on the Closing of the Transaction	(5,080)	—	—
End of the year	$15,462	$499	$413
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*Additions during the year ended December 31, 2021 represent Company Warrant liability assumed in the Transaction. See Note 8 for further detail.
Schedule of Key Inputs for Valuation of Private Placement Warrants
The key inputs into the Black-Scholes model for the Private Placement Warrants were as follows:

	Year ended December 31,	November 30,
	2021	2021
Risk-free interest rate	1.24%	1.13%
Expected dividends	—%	—%
Expected term (years)	4.9	5
Expected volatility	55%	49%

Schedules of Concentration of Risk, by Risk Factor
During the years ended December 31, 2021, 2020 and 2019, two of the Company’s customers accounted for more than 10% of the Company’s total revenues as presented below:

	Year ended December 31,
	2021	2020	2019
Customer A	*)	*)	11%
Customer B	*)	10%	10%
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*) less than 10%